Schedule I - Additional Information of Parent Company - Condensed Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 1,537,461	$ 219,854	¥ 1,970,183	¥ 1,978,696
Short-term investments	267,641	38,272	583,764
Funds receivable from third party payment service providers	381,284	54,523	233,133
Prepayments and other receivables	933,959	133,555	539,067
Total current assets	4,741,303	677,998	4,169,356
Non-current assets:
Long-term investments	485,401	69,411	556,136
Other non-current assets	489,209	69,956	152,094
Total non-current assets	1,224,641	175,121	921,365
TOTAL ASSETS	5,965,944	853,119	5,090,721
Current liabilities:
Total current liabilities	1,903,158	272,149	1,306,991
TOTAL LIABILITIES	1,975,541	282,499	1,396,169
SHAREHOLDERS' EQUITY
Additional paid-in capital	13,383,934	1,913,877	13,358,237
Treasury shares (US$0.001 par value, 12,240,463 and 16,439,902 shares as of December 31, 2023 and 2024, respectively)	(546,454)	(78,142)	(483,806)
Accumulated deficit	(8,835,075)	(1,263,399)	(9,171,363)
Accumulated other comprehensive loss	(12,965)	(1,854)	(9,469)
TOTAL SHAREHOLDERS' EQUITY	3,990,403	570,620	3,694,552	¥ 3,711,461	¥ 3,881,672
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	5,965,944	853,119	5,090,721
Common Class A
SHAREHOLDERS' EQUITY
Ordinary shares value	651	93	641
Common Class B
SHAREHOLDERS' EQUITY
Ordinary shares value	305	44	305
Common Class C
SHAREHOLDERS' EQUITY
Ordinary shares value	7	1	7
Parent Company
Current assets:
Cash and cash equivalents	20,286	2,901	12,267
Short-term investments	39,411	5,636	40,184
Funds receivable from third party payment service providers	2,569	367
Prepayments and other receivables	29,415	4,206	50,631
Total current assets	91,681	13,110	103,082
Non-current assets:
Long-term investments	51,153	7,315	51,783
Investments in and amounts due from subsidiaries	3,815,305	545,582	3,542,000
Other non-current assets	34,383	4,916
Total non-current assets	3,900,841	557,813	3,593,783
TOTAL ASSETS	3,992,522	570,923	3,696,865
Current liabilities:
Accrued expenses and other current liabilities	2,119	303	2,313
Total current liabilities	2,119	303	2,313
TOTAL LIABILITIES	2,119	303	2,313
SHAREHOLDERS' EQUITY
Additional paid-in capital	13,383,934	1,913,877	13,358,237
Treasury shares (US$0.001 par value, 12,240,463 and 16,439,902 shares as of December 31, 2023 and 2024, respectively)	(546,454)	(78,142)	(483,806)
Accumulated deficit	(8,835,075)	(1,263,399)	(9,171,363)
Accumulated other comprehensive loss	(12,965)	(1,854)	(9,469)
TOTAL SHAREHOLDERS' EQUITY	3,990,403	570,620	3,694,552
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	3,992,522	570,923	3,696,865
Parent Company | Common Class A
SHAREHOLDERS' EQUITY
Ordinary shares value	651	93	641
Parent Company | Common Class B
SHAREHOLDERS' EQUITY
Ordinary shares value	305	44	305
Parent Company | Common Class C
SHAREHOLDERS' EQUITY
Ordinary shares value	¥ 7	$ 1	¥ 7